Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Disposal Groups Including Discontinued Operations Disclosure Text Block

Note 4 – Discontinued operations

On April 22, 2014, BPNA, the Corporation's U.S. mainland banking subsidiary, entered into definitive agreements to sell its California, Illinois and Central Florida regional operations to three different buyers.

During the quarter ended June 30, 2014, the Corporation recorded non-cash goodwill impairment charge of $186.5 million, related to the goodwill allocated, on a relative fair value basis, to these operations. However, this non-cash charge had no impact on the Corporation's tangible capital or regulatory capital ratios. Refer to Note 20, for additional information on the goodwill impairment charge.

On August 8, 2014, BPNA completed the sale of its Illinois regional operations. As part of the transaction, BPNA sold its 12 branches in the Chicago metropolitan area, including $562 million in loans, and $726 million in deposits, each as of July 31, 2014. The transaction resulted in a net gain of $24.6 million.

On September 15, 2014, BPNA completed the sale of its Central Florida regional operations. As part of the transaction, BPNA sold its 9 branches in the Central Florida area, including $104 million in loans and $217 million in deposits, each as of August 31, 2014. The transaction resulted in a net gain of $1.2 million.

On November 8, 2014, the Corporation completed the sale of the California regional operations. The Corporation sold 20 branches and transferred $1.1 billion in loans and $1.1 billion in deposits to Banc of California National Association, a wholly owned subsidiary of Banc of California, Inc. The transaction resulted in a net gain of $8.1 million, net of transaction costs. The Corporation agreed to provide, subject to certain limitations, customary indemnification to the purchaser, including with respect to certain pre-closing liabilities and violations of representations and warranties. The Corporation also agreed to indemnify the purchaser for up to 1.5% of credit losses on transferred loans for a period of two years after the closing. Pursuant to this indemnification provision, the Corporation's maximum exposure is approximately $16 million. The Corporation recognized a reserve of approximately $2.2 million, representing its best estimate of the loss that would be incurred in connection with this indemnification.

In connection with these transactions, the Corporation is relocating certain back office operations to Puerto Rico and New York. The Corporation incurred restructuring charges of $26.7 million during the year ended December 31, 2014. Additional restructuring charges amounting to approximately $22.0 million are expected to be incurred in the year 2015, comprised of $13.0 million in personnel related costs and $9.0 million in lease cancelations and other restructuring costs. Refer to Note 5, for restructuring charges incurred during the year ended December 31, 2014.

The regional operations sold constituted a business, as defined in ASC 805-10-55. Accordingly, the decision to sell these businesses resulted in the discontinuance of each of these respective operations and classification as held-for-sale. For financial reporting purposes, the results of the discontinued operations are presented as “Assets / Liabilities from discontinued operations” in the consolidated statement of condition and “(Loss) income from discontinued operations, net of tax” in the consolidated statement of operations. As required by ASC 205-20, current and prior periods presented in the consolidated statement of operations as well as the related note disclosures covering income and expense amounts have been retrospectively adjusted for the impact of the discontinued operations for comparative purposes. The consolidated statement of financial condition and related note disclosure for prior periods do not reflect the reclassification of these assets and liabilities to discontinued operations.

After the sale of these three regions, at December 31, 2014, there were no assets held within the discontinued operations. Liabilities within discontinued operations were $5.1 million, which includes the indemnity reserve of $2.2 million related to the California regional sale, as mentioned above, in addition to accruals for legal and professional fees.

The following table provides the components of net income (loss) from the discontinued operations for the years ended December 31, 2014 and 2013.

	Years ended December 31,
(In thousands)	2014	2013

Net interest income	$61,352	$88,006
Provision (reversal) for loan losses	(6,764)	(3,543)
Net gain on sale of regions	33,829	-
Other non-interest income	27,823	19,556
Total non-interest income	61,652	19,556
Operating expenses:
Personnel costs	36,675	33,170
Net occupancy expenses	3,086	12,680
Professional fees	15,642	11,153
Goodwill impairment charge	186,511	-
Other operating expenses	10,834	13,593
Total operating expenses	252,748	70,596
Net (loss) income from discontinued operations	$(122,980)	$40,509